SUPPLEMENT DATED SEPTEMBER 8, 2011
TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2011
FOR WRL FREEDOM ASSET ADVISORSM
and
TO STATEMENT OF ADDITIONAL INFORMATION
 DATED MAY 1, 2009
FOR WRL EVOLUTIONSM
and
TO STATEMENT OF ADDITIONAL INFORMATION
 DATED MAY 1, 2008
FOR WRL BENEFACTORSM
Each An Individual Flexible Premium Variable Life Insurance Policy
Issued through
WRL Series Life Account G
By
Western Reserve Life Assurance Co. of Ohio

This Supplement modifies certain information contained in your WRL Freedom Asset AdvisorSM, WRL EvolutionSM and WRL BenefactorSM statements of additional information (“SAIs”).   Please read it carefully and retain it for future reference.  All terms that are not defined in this supplement shall have the same meanings as the same terms used in the SAIs.

The following information replaces the information that is contained in your product statement of additional information:

Effective September 9, 2011, all Claims and Forms should be sent to:

4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE